UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ending:  March 31, 2013


Check here if Amendment:  [  ]amendment Number:
This Amendment: [ ] is a restatement
                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    LBMC Investment Advisors, LLC
Address: 5250 Virginia Way
         Brentwood, TN   37027

13F File Number:  28-14681

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integralparts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Robert Andrew Jordan
Title:  Director of Operations
Phone:  615-309-2387

Signature, Place, and Date of Signing:

Robert Andrew Jordan         Brentwood, Tennessee       05/01/13

Report Type: (Check one only)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers)

List of Other Managers Reporting for this Manager:
[If there are no entries in this listm omit this section]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        51

Form 13F Information Table Value Total:    294,411
                                           (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


  No.          Form 13F File Number           Name

NONE


[Repeat as necessary].

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       FORM 13F INFORMATION TABLE

                               TITLE                VALUE   SHARES   SH/     PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS  CUSIP     (X$1000) PRN AMT  PRN     CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE
Apple Computer Inc             	COM	37833100	266	600	sh		sole				600
Bank Of America Corp           	COM	60505104	231	18966	sh		sole				18966
Berkshire Hathaway Cl B        	COM	84670702	433	4160	sh		sole				4160
Boeing Co                      	COM	97023105	562	6548	sh		sole				6548
Coca Cola Company              	COM	191216100	224	5534	sh		sole				5534
Exxon Mobil Corporation        	COM	30231G102      	731	8112	sh		sole				8112
Flowers Foods                  	COM	343498901	352	10687	sh		sole				10687
Ford Motor Company             	COM	345370860	212	16148	sh		sole				16148
Freeport Mcmoran Copper        	COM	35671D857      	251	7592	sh		sole				7592
Hca The Healthcare Co          	COM	40412C101      	1827	44967	sh		sole				44967
Intl Business Machines         	COM	459200101	652	3059	sh		sole				3059
Ishares Barclays    U S Aggreg 	COM	464287226	241	2179	sh		sole				2179
Ishares MSCI Emrg Mkt Fd       	COM	464287234	10190	238250	sh		sole				238250
Ishares Msci ETF High Dividend 	COM	46429B663      	9637	147444	sh		sole				147444
Ishares Russell 2000           	COM	464287655	34266	362872	sh		sole				362872
Ishares S&P U S Pfd Fund       	COM	464288687	495	12213	sh		sole				12213
Ishares Silver TRUST           	COM	46428Q109      	327	11915	sh		sole				11915
Ishares Tr Dj US Utils         	COM	464287697	12296	126636	sh		sole				126636
Ishares Tr Dow Jones           	COM	464288448	2782	81477	sh		sole				81477
Ishares Tr Dow Jones Re        	COM	464287739	339	4881	sh		sole				4881
Ishares Tr Dow Jones Select Di 	COM	464287168	5157	81342	sh		sole				81342
Ishares Tr MSCI EAFE Fd        	COM	464287465	22419	380107	sh		sole				380107
Ishares Tr S&P 500/  Value Ind 	COM	464287408	5366	72716	sh		sole				72716
Ishares Tr S&P 500/ Barra Grow 	COM	464287309	5992	72741	sh		sole				72741
Ishares Tr S&P Aggressive      	COM	464289859	1859	46735	sh		sole				46735
Ishares Tr S&P Allocation Fd   	COM	464289867	1387	38807	sh		sole				38807
Ishares TRUST S&P 500          	COM	464287200	31061	197388	sh		sole				197388
Jarden Corp                    	COM	471109108	1365	31847	sh		sole				31847
Johnson & Johnson              	COM	478160104	262	3216	sh		sole				3216
Keycorp Inc New                	COM	493267108	138	13835	sh		sole				13835
Mc Donalds Corp                	COM	580135101	322	3227	sh		sole				3227
Powershs Db Commdty Indx       	COM	73935S105      	8760	320761	sh		sole				320761
Regions Financial Cp New       	COM	7591EP100      	185	22600	sh		sole				22600
Rydex S&P 500 Index            	COM	78355W106      	40938	686414	sh		sole				686414
Smith A O                      	COM	831865209	973	13225	sh		sole				13225
Spdr Dj Wilshire Large         	COM	78464A409      	319	4478	sh		sole				4478
Spdr S&P China Etf             	COM	78463X400      	313	4471	sh		sole				4471
Syngenta Ag Tech Ord           	COM	87160A100	575	1375	sh		sole				1375
The Southern Company           	COM	842587107	517	11027	sh		sole				11027
Timmins Gold Corp              	COM	88741P103      	72	25000	sh		sole				25000
Vanguard Bond Index Fund       	COM	921937835	267	3194	sh		sole				3194
Vanguard Emerging Market       	COM	922042858	8236	192012	sh		sole				192012
Vanguard Europe Pac Etf        	COM	921943858	1855	50918	sh		sole				50918
Vanguard Health Sys Inc        	COM	922036207	1338	90000	sh		sole				90000
Vanguard Russell 2000          	COM	92206C664      	4631	61558	sh		sole				61558
Vanguard S&P 500 Etf           	COM	922908413	1205	16825	sh		sole				16825
Vanguard Short Term Bd Index   	COM	921937827	70796	874135	sh		sole				874135
Ventas Inc                     	COM	92276F100      	237	3237	sh		sole				3237
Wal-Mart Stores Inc            	COM	931142103	239	3193	sh		sole				3193
Wisdomtree Dividend            	COM	97717W406      	862	13916	sh		sole				13916
Wisdomtree TRUST               	COM	97717W562      	451	7115	sh		sole				7115




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